Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Information [Abstract]
Segment information

Note 21. Segment information

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. For reviewing the operational performance of the Group and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Group, identified as the Chief Executive Officer, reviews the consolidated results as a whole. The CODM considers the Group a single operating and reportable segment, when monitoring operations, making decisions on capital and investment allocations and evaluating performance.

Segment revenue and non-current assets by geographical area

In presenting the geographical information, revenue is based on the region in which the customer is located. All intellectual property is located in Brazil. Assets are based on the geographic locations of the assets which are also centrally located in Brazil; therefore, the Group operates in one geographical location.

For the six-month periods ended June 30, 2024, and 2023, the Group generated 100% of its revenues originating from customers located in Brazil.

The Company’s non-current assets are entirely located in Brazil as of June 30, 2024, and December 31, 2023.

Note 24. Segment information

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. For reviewing the operational performance of the Group and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Group, identified as the Chief Executive Officer, reviews the consolidated results as a whole. The CODM considers the Group a single operating and reportable segment, when monitoring operations, making decisions on capital and investment allocations and evaluating performance.

General information

The CODM of the Group receives and reviews consolidated financial results for the Group in making decisions concerning financial management, budgeting analysis, as well as evaluation of the business performance based on the consolidated financial results of the Group. The Company has determined that it has a single operating and reportable segment, multi-vertical SaaS solution model.

Information on products and service

The Group’s core business activity is providing a SaaS platform model focused on the software delivery method of cloud-based software applications to its customers. The Group generates revenues and profits by providing to customers SaaS platform subscription services, data analytics services, set-up and other services. A reconciliation of revenue by product and service is represented in note 20.

Segment revenue and non-current assets by geographical area

In presenting the geographical information, revenue is based on the region in which the customer is located. All intellectual property is located in Brazil. Assets are based on the geographic locations of the assets which are also centrally located in Brazil; therefore, the Group operates in one geographical location.

For the years ended December 31, 2023, 2022 and 2021, the Group generated 100% of its revenues originating from customers located in Brazil, with an immaterial amount of revenue in 2021 originating from foreign customers.

The Company’s non-current assets are entirely located in Brazil as of December 31, 2023, 2022 and 2021.